Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of amounts reported in the financial statements to amounts reported on Form 5500 as of and for the years ended December 31, 2025 and 2024 (in thousands):

	2025	2024
Statements of Net Assets Available for Benefits:
Net assets available for benefits per the financial statements	$2,162,945.7	$1,900,696.6
Deemed distributions	(701.3)	(666.3)
Net assets available for benefits per Form 5500	$2,162,244.4	$1,900,030.3

	2025	2024
Statements of Changes in Net Assets Available for Benefits:
Net increase in net assets available for benefits	$262,249.1	$234,653.5
Changes in deemed distributions	(35.0)	62.2
Net asset conversions	(8,973.5)	—
Net income per Form 5500	$253,240.6	$234,715.7